Schedule of Investments (unaudited)
July 31, 2026
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 ClearBridge Appreciation Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.0%
Communication Services — 9.8%
Entertainment — 1.5%
Netflix Inc.	2,017,708	$144,689,841 *
Interactive Media & Services — 8.3%
Alphabet Inc., Class A Shares	1,682,272	599,107,527
Alphabet Inc., Class C Shares	401,452	143,177,856
Meta Platforms Inc., Class A Shares	120,190	66,910,975
Total Interactive Media & Services		809,196,358

Total Communication Services		953,886,199
Consumer Discretionary — 7.7%
Automobiles — 0.6%
Tesla Inc.	171,988	53,524,386 *
Broadline Retail — 5.1%
Amazon.com Inc.	1,838,635	499,336,493 *
Specialty Retail — 2.0%
TJX Cos. Inc.	1,233,616	194,097,141

Total Consumer Discretionary		746,958,020
Consumer Staples — 5.8%
Beverages — 1.4%
Coca-Cola Co.	1,553,409	136,063,094
Consumer Staples Distribution & Retail — 2.2%
BJ’s Wholesale Club Holdings Inc.	534,710	52,283,944 *
Walmart Inc.	1,483,532	164,968,758
Total Consumer Staples Distribution & Retail		217,252,702
Household Products — 2.2%
Colgate-Palmolive Co.	937,209	85,567,182
Procter & Gamble Co.	877,730	126,823,208
Total Household Products		212,390,390

Total Consumer Staples		565,706,186
Energy — 5.7%
Oil, Gas & Consumable Fuels — 5.7%
Chevron Corp.	403,092	79,340,598
Diamondback Energy Inc.	499,648	101,403,562
EQT Corp.	1,854,462	98,824,280
ExxonMobil Holdings Corp.	1,126,102	175,041,295
Kinder Morgan Inc.	2,996,306	96,421,127

Total Energy		551,030,862
Financials — 12.0%
Banks — 4.6%
Bank of America Corp.	2,601,165	161,142,172
JPMorgan Chase & Co.	809,898	284,914,017
Total Banks		446,056,189
Capital Markets — 1.2%
CME Group Inc.	158,983	42,574,057
Intercontinental Exchange Inc.	478,966	73,032,736
Total Capital Markets		115,606,793
See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 ClearBridge Appreciation Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — 3.2%
Berkshire Hathaway Inc., Class A Shares	115	$88,159,001 *
Visa Inc., Class A Shares	619,544	226,833,645
Total Financial Services		314,992,646
Insurance — 3.0%
Marsh & McLennan Cos. Inc.	590,326	111,978,939
Travelers Cos. Inc.	484,384	181,333,994
Total Insurance		293,312,933

Total Financials		1,169,968,561
Health Care — 8.1%
Health Care Equipment & Supplies — 0.7%
Stryker Corp.	200,675	65,359,847
Health Care Providers & Services — 0.4%
CVS Health Corp.	425,113	44,394,551
Life Sciences Tools & Services — 2.0%
Thermo Fisher Scientific Inc.	338,005	194,116,271
Pharmaceuticals — 5.0%
Eli Lilly & Co.	228,571	262,591,508
Johnson & Johnson	867,523	222,389,521
Total Pharmaceuticals		484,981,029

Total Health Care		788,851,698
Industrials — 10.2%
Aerospace & Defense — 3.7%
Boeing Co.	559,698	120,973,126 *
Honeywell Aerospace Inc.	202,862	41,939,690 *
L3Harris Technologies Inc.	252,044	69,831,310
RTX Corp.	568,135	122,274,015
Total Aerospace & Defense		355,018,141
Commercial Services & Supplies — 1.1%
Waste Management Inc.	477,288	108,129,596
Electrical Equipment — 2.4%
Eaton Corp. PLC	374,822	155,626,094
Emerson Electric Co.	502,008	75,210,839
Total Electrical Equipment		230,836,933
Ground Transportation — 1.1%
Union Pacific Corp.	236,464	69,078,229
XPO Inc.	203,258	40,848,760 *
Total Ground Transportation		109,926,989
Professional Services — 0.8%
Automatic Data Processing Inc.	289,839	77,230,500
Trading Companies & Distributors — 1.1%
Ferguson Enterprises Inc.	237,909	55,749,216
United Rentals Inc.	50,723	54,743,305
Total Trading Companies & Distributors		110,492,521

Total Industrials		991,634,680
Information Technology — 32.1%
Communications Equipment — 1.9%
Arista Networks Inc.	634,706	114,469,227 *
See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2026 Quarterly Report

 ClearBridge Appreciation Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Communications Equipment — continued
Cisco Systems Inc.	655,669	$76,051,047
Total Communications Equipment		190,520,274
Semiconductors & Semiconductor Equipment — 18.1%
Advanced Micro Devices Inc.	381,813	181,800,260 *
ASM International NV, Registered Shares	113,666	104,792,095
ASML Holding NV, Registered Shares	90,377	147,224,133
Broadcom Inc.	702,772	273,575,084
Micron Technology Inc.	29,392	24,190,498
NVIDIA Corp.	4,181,621	839,460,416
Texas Instruments Inc.	704,997	194,395,873
Total Semiconductors & Semiconductor Equipment		1,765,438,359
Software — 4.4%
Microsoft Corp.	800,314	371,921,922
Palo Alto Networks Inc.	157,632	52,307,027 *
Total Software		424,228,949
Technology Hardware, Storage & Peripherals — 7.7%
Apple Inc.	2,411,647	744,981,875

Total Information Technology		3,125,169,457
Materials — 4.9%
Chemicals — 3.4%
Ecolab Inc.	256,600	71,239,858
Linde PLC	416,205	199,104,148
Sherwin-Williams Co.	191,286	65,199,833
Total Chemicals		335,543,839
Construction Materials — 1.1%
Vulcan Materials Co.	386,053	103,682,254
Containers & Packaging — 0.4%
International Paper Co.	1,035,907	42,296,083

Total Materials		481,522,176
Real Estate — 0.8%
Specialized REITs — 0.8%
American Tower Corp.	451,932	78,346,932

Utilities — 1.9%
Electric Utilities — 1.2%
Entergy Corp.	1,099,020	118,276,532
Multi-Utilities — 0.7%
WEC Energy Group Inc.	564,883	61,809,498

Total Utilities		180,086,030
Total Investments before Short-Term Investments (Cost — $4,198,854,371)		9,633,160,801
See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 ClearBridge Appreciation Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 1.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.559%	50,757,108	$50,757,108 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.646%	50,757,108	50,757,108 (a)(b)

Total Short-Term Investments (Cost — $101,514,216)			101,514,216
Total Investments — 100.1% (Cost — $4,300,368,587)			9,734,675,017
Liabilities in Excess of Other Assets — (0.1)%			(7,604,968)
Total Net Assets — 100.0%			$9,727,070,049

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2026, the total market value of investments in Affiliated Companies was $50,757,108 and the cost was $50,757,108 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Appreciation Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$9,633,160,801	—	—	$9,633,160,801
Short-Term Investments†	101,514,216	—	—	101,514,216
Total Investments	$9,734,675,017	—	—	$9,734,675,017

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2026. The following transactions were effected in such company for the period ended July 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$58,715,611	$834,557,236	834,557,236	$842,515,739	842,515,739

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$2,124,194	—	$50,757,108

ClearBridge Appreciation Fund 2026 Quarterly Report